Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Service Shares
Account Value [Line Items]
Line Graph and Table Measure Name	GuideMark Large Cap Core Fund Service Shares
Account Value	$ 27,831	$ 26,799	$ 20,485	$ 22,467	$ 20,128	$ 12,153	$ 13,742	$ 12,786	$ 11,166	$ 9,992	$ 10,000
Service Shares
Account Value [Line Items]
Line Graph and Table Measure Name	GuideMark Emerging Markets Fund Service Shares
Account Value	$ 14,988	13,999	12,727	14,298	15,844	10,082	12,507	13,900	11,001	9,262	10,000
Service Shares
Account Value [Line Items]
Line Graph and Table Measure Name	GuideMark Small/Mid Cap Core Fund Service Shares
Account Value	$ 20,058	20,788	16,974	18,932	18,680	9,354	12,322	11,962	10,636	8,885	10,000
Service Shares
Account Value [Line Items]
Line Graph and Table Measure Name	GuideMark World ex-US Fund Service Shares
Account Value	$ 15,992	14,905	13,030	13,393	13,430	9,198	10,981	11,600	9,932	9,041	10,000
Service Shares
Account Value [Line Items]
Line Graph and Table Measure Name	GuideMark Core Fixed Income Fund Service Shares
Account Value	$ 11,017	10,568	10,313	10,969	11,531	11,255	10,501	10,137	10,103	10,101	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,515	28,460	22,012	24,078	21,513	13,236	14,566	13,392	11,766	9,966	10,000
Russell 1000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index
Account Value	$ 31,551	29,263	22,533	24,597	21,716	13,523	14,703	13,452	11,802	10,050	10,000
MSCI Emerging Markets Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI Emerging Markets Index
Account Value	$ 14,961	13,770	12,681	14,137	15,898	10,003	12,105	13,025	10,389	8,830	10,000
Russell 3000 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000 Index
Account Value	$ 30,515	28,460	22,012	24,078	21,513	13,236	14,566	13,392	11,766	9,966	10,000
Russell 2500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500 Index
Account Value	$ 20,534	21,193	17,453	19,476	19,410	10,248	13,219	12,651	11,264	9,269	10,000
MSCI World ex-USA Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI World ex-USA Index
Account Value	$ 17,980	16,984	14,652	14,981	14,466	9,874	11,538	11,847	10,350	9,199	10,000
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 11,564	$ 11,026	$ 10,842	$ 11,386	$ 11,880	$ 11,796	$ 10,829	$ 10,364	$ 10,241	$ 10,196	$ 10,000